Label	Element	Value
Johnson Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Johnson Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of federally tax-free income over the long term consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.28%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10.000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any amount for borrowing, in investment grade municipal securities, the income from which is exempt from regular federal income tax. The Adviser primarily invests in Ohio municipal securities that provide income that is exempt from both Ohio and regular federal income tax.
The fund may concentrate its investments in a particular segment of the bond market. The fund does not limit itself to securities of a particular maturity range, however, a majority of its assets will typically be invested in intermediate to long-term maturities (3 years or longer).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns for the Municipal Income Fund as of December 31 of each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 4Q2023, 7.99% Worst Quarter: 1Q2022, -6.06%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The fund’s broad-based securities market index is the Bloomberg Municipal Bond Index, which measures the performance of long-term tax-exempt bond market in the United States. This index represents an index that reflects the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Johnson Municipal Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Johnson Municipal Income Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Municipal Income Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk — The issuer of the fixed income security (including some government agencies) may not be able to make interest and principal payments when due, resulting in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.
Johnson Municipal Income Fund | Geographic Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk — Because the fund invests primarily in bonds from the State of Ohio, it is particularly sensitive to political and economic factors that negatively affect Ohio.
Johnson Municipal Income Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.
Johnson Municipal Income Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.
Johnson Municipal Income Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Municipal Income Fund | Market And Geopolitical Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The recent novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your fund investment.
Johnson Municipal Income Fund | Municipal Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in Ohio.
Johnson Municipal Income Fund | Political Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Political Risk — Substantial changes in federal income tax laws could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.
Johnson Municipal Income Fund | Segment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Segment Risk — Economic or political factors affecting one bond in a particular segment of the bond market may affect other bonds with the segment in the same manner.
Johnson Municipal Income Fund | Bloomberg Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.03%
Johnson Municipal Income Fund | Johnson Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2014	rr_AnnualReturn2014	5.41%
Annual Return 2015	rr_AnnualReturn2015	2.34%
Annual Return 2016	rr_AnnualReturn2016	0.05%
Annual Return 2017	rr_AnnualReturn2017	3.25%
Annual Return 2018	rr_AnnualReturn2018	0.90%
Annual Return 2019	rr_AnnualReturn2019	5.66%
Annual Return 2020	rr_AnnualReturn2020	5.12%
Annual Return 2021	rr_AnnualReturn2021	0.30%
Annual Return 2022	rr_AnnualReturn2022	(8.10%)
Annual Return 2023	rr_AnnualReturn2023	5.76%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 1994
Johnson Municipal Income Fund | Johnson Municipal Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.97%
Johnson Municipal Income Fund | Johnson Municipal Income Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.01%